Segment Information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segment Information
Note 30 – Segment Information
The current operational and reporting segments of ITAÚ UNIBANCO HOLDING are described below:

•	Retail Banking
The segment comprises retail customers, account holders and
non-account
holders, individuals and legal entities, high income clients (Itaú Uniclass and Personnalité) and the companies segment (microenterprises and small companies). It includes financing and credit offers made outside the branch network, in addition to credit cards and payroll loans.

•	Wholesale Banking
It comprises products and services offered to middle-market companies, high net worth clients (Private Banking), and the operation of Latin American units and Itaú BBA, which is the unit responsible for business with large companies and Investment Banking operations.

•	Activities with the Market + Corporation
Basically, corresponds to the result arising from capital surplus, subordinated debt surplus and the net balance of tax credits and debits. It also includes the financial margin on market trading, Treasury operating costs, and equity in earnings of companies not included in either of the other segments.

a)	Basis of Presentation
Segment information is based on the reports used by senior management of ITAÚ UNIBANCO HOLDING to assess performance and to make decisions about allocation of funds for investment and other purposes.
These reports use a variety of information for management purposes, including financial and non-financial
information supported by bases different from information prepared according to accounting practices adopted in Brazil. The main indicators used for monitoring business performance are Recurring Income, and Return on Economic Capital allocated to each business segment.
Information by segment has been prepared in accordance with accounting practices adopted in Brazil and is adjusted by the items below:
Allocated capital:
The statements for each segment consider capital allocation based on a proprietary model and consequent impacts on results arising from this allocation. This model includes the following components: Credit risk, operating risk, market risk and insurance underwriting risk.
Income tax rate:
We take the total income tax rate, net of the tax effect from the payment of interest on capital, for the Retail Banking, Wholesale Banking and Activities with the Market + Corporation. The difference between the income tax amount calculated by segment and the effective income tax amount, as stated in the consolidated financial statements, is allocated to the Trading + Institutional column.

•	Reclassification and application of managerial criteria
The managerial statement of income was used to prepare information per segment. These statements were obtained based on the statement of income adjusted by the impact of non-recurring
events and the managerial reclassifications in income.
The main reclassifications between the accounting and managerial results are:
Operating revenues:
Considers the opportunity cost for each operation. The financial statements were adjusted so that the stockholders’ equity was replaced by funding at market price. Subsequently, the financial statements were adjusted to include revenues related to capital allocated to each segment. The cost of subordinated debt and the respective remuneration at market price were proportionally allocated to the segments, based on the economic capital allocated.

Tax effects of hedging:
The tax effects of hedging of investments abroad were adjusted – they were originally recorded as tax expenses (PIS and COFINS) and Income Tax and Social Contribution on Net Income – and are now reclassified to financial margin.
Insurance:
The main reclassifications of revenues refer to the financial margins obtained from technical provisions for insurance, pension plans and premium bonds, in addition to revenue from management of pension plan funds.
Other reclassifications:
Other Income, Share of Income of Associates and joint ventures,
Non-Operating
Income, Profit Sharing of Management Members and Expenses for Credit Card Reward Program were reclassified to those lines representing the way the ITAÚ UNIBANCO HOLDING manages its business, to provide a clearer understanding of our performance.
The adjustments and reclassifications column shows the effects of the differences between the accounting principles followed for the presentation of segment information, which are substantially in line with the accounting practices adopted for financial institutions in Brazil, except as described above, and the policies used in the preparation of these consolidated financial statements according to IFRS. Significant adjustments are as follows:

•	Requirements for impairment testing of financial assets are based on the expected credit losses model;

•
Adjustment to fair value due to reclassifications of financial assets to categories of measurement at amortized cost, at fair value through profit and loss or at fair value through other comprehensive income, as a result of the concept of business models of IFRS 9;

•	Financial assets modified and not written-off, with their balances recalculated in accordance with the requirements of IFRS 9;

•
Effective interest rate of financial assets and liabilities measured at amortized cost, appropriating revenues and costs directly attributable to their acquisition, issue or disposal over the transaction term, where as in the standards adopted in Brazil, recognition of expenses and revenues from fees occurs at the time these transactions are contracted;

•	Goodwill generated in a business combination is not amortized, where as in the standards adopted in Brazil, it is amortized.

	01/01 to 12/31/2021
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	75,443	38,228	11,930	125,601	773	126,374
Interest margin (1)	43,042	24,005	11,099	78,146	(2,937)	75,209
Revenues from banking services and bank charges	25,169	13,817	884	39,870	2,454	42,324
Income from insurance and private pension operations before claim and selling expenses	7,232	406	(53)	7,585	(2,231)	5,354
Other revenues	—	—	—	—	3,487	3,487
Cost of Credit	(18,278)	(1,956)	—	(20,234)	7,455	(12,779)
Claims	(1,591)	(9)	—	(1,600)	—	(1,600)
Operating margin	55,574	36,263	11,930	103,767	8,228	111,995
Other operating income / (expenses)	(40,116)	(17,743)	(1,055)	(58,914)	(10,850)	(69,764)
Non-interest expenses (2)	(35,031)	(15,699)	(478)	(51,208)	(11,341)	(62,549)
Tax expenses for ISS, PIS and COFINS and Other	(5,085)	(2,044)	(577)	(7,706)	(673)	(8,379)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	1,164	1,164
Income before income tax and social contribution	15,458	18,520	10,875	44,853	(2,622)	42,231
Income tax and social contribution	(5,593)	(6,799)	(3,997)	(16,389)	2,542	(13,847)
Non-controlling interest in subsidiaries	(330)	(591)	(664)	(1,585)	(39)	(1,624)
Net income	9,535	11,130	6,214	26,879	(119)	26,760

Total assets (*) – 12/31/2021	1,311,330	1,013,836	133,123	2,166,019	(96,813)	2,069,206

Total liabilities – 12/31/2021	1,252,211	945,311	105,190	2,010,442	(105,712)	1,904,730

(*) Includes:
Investments in associates and joint ventures	2,008	—	4,338	6,346	(225)	6,121
Fixed assets, net	5,420	997	—	6,417	546	6,963
Goodwill and Intangible assets, net	8,371	9,557	—	17,928	3,182	21,110

(1)
Includes interest and similar income and expenses of R$ 59,948, result of financial assets and liabilities at fair value through profit or loss of R$ 16,678 and foreign exchange results and exchange variations in foreign transactions of R$ (1,417).

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,548).
(3)
The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2020
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	72,680	32,187	9,918	114,785	(14,586)	100,199
Interest margin (1)	41,818	19,883	8,394	70,095	(20,042)	50,053
Commissions and Banking Fees	23,918	11,911	1,401	37,230	1,327	38,557
Income from insurance and private pension operations before claim and selling expenses	6,944	393	123	7,460	(2,972)	4,488
Other revenues	—	—	—	—	7,101	7,101
Cost of Credit	(21,247)	(8,968)	6	(30,209)	5,583	(24,626)
Claims	(1,345)	(8)	—	(1,353)	(1)	(1,354)
Operating margin	50,088	23,211	9,924	83,223	(9,004)	74,219
Other operating income / (expenses)	(40,221)	(16,133)	(650)	(57,004)	(11,985)	(68,989)
Non-interest expenses (2)	(35,310)	(14,592)	(287)	(50,189)	(14,018)	(64,207)
Tax expenses for ISS, PIS and COFINS and Other	(4,911)	(1,541)	(363)	(6,815)	634	(6,181)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	1,399	1,399
Income before income tax and social contribution	9,867	7,078	9,274	26,219	(20,989)	5,230
Income tax and social contribution	(3,071)	(1,893)	(3,099)	(8,063)	17,897	9,834
Non-controlling interest in subsidiaries	(175)	601	(46)	380	3,452	3,832
Net income	6,621	5,786	6,129	18,536	360	18,896

Total assets (*) - 12/31/2020	1,265,620	981,034	143,715	2,112,586	(93,335)	2,019,251

Total liabilities - 12/31/2020	1,218,977	915,253	108,432	1,964,880	(100,154)	1,864,726

(*) Includes:
Investments in associates and joint ventures	2,012	—	13,879	15,891	(321)	15,570
Fixed assets, net	4,587	806	—	5,393	1,544	6,937
Goodwill and Intangible assets, net	4,978	9,901	—	14,879	2,451	17,330

(1)
Includes interest and similar income and expenses of R$ 40,811, result of financial assets and liabilities at fair value through profit or loss of R$ 6,553 and foreign exchange results and exchange variations in foreign transactions of R$ 2,689.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,064).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2019
	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	79,227	30,650	9,913	119,790	(2,711)	117,079
Interest margin (1)	46,764	18,778	9,088	74,630	(5,280)	69,350
Commissions and Banking Fees	25,411	11,306	590	37,307	1,725	39,032
Income from insurance and private pension operations before claim and selling expenses	7,052	566	235	7,853	(3,300)	4,553
Other revenues	—	—	—	—	4,144	4,144
Cost of Credit	(16,072)	(2,082)	—	(18,154)	882	(17,272)
Claims	(1,206)	(59)	—	(1,265)	(30)	(1,295)
Operating margin	61,949	28,509	9,913	100,371	(1,859)	98,512
Other operating income / (expenses)	(41,430)	(15,403)	(986)	(57,819)	(9,450)	(67,269)
Non-interest expenses (2)	(36,346)	(13,940)	(365)	(50,651)	(10,361)	(61,012)
Tax expenses for ISS, PIS and COFINS and Other	(5,084)	(1,463)	(621)	(7,168)	(404)	(7,572)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	1,315	1,315
Net income before income tax and social contribution	20,519	13,106	8,927	42,552	(11,309)	31,243
Income tax and social contribution	(7,095)	(3,856)	(2,545)	(13,496)	10,066	(3,430)
Non-controlling interest in subsidiaries	(198)	(444)	(51)	(693)	(7)	(700)
Net income	13,226	8,806	6,331	28,363	(1,250)	27,113

Total assets (*) – 12/31/2019	1,056,275	682,271	147,901	1,738,713	(101,232)	1,637,481

Total liabilities – 12/31/2019	1,013,186	625,614	104,799	1,595,865	(107,849)	1,488,016

(*) Includes:
Investments in associates and joint ventures	1,911	—	13,666	15,577	(480)	15,097
Fixed assets, net	5,252	1,160	—	6,412	754	7,166
Goodwill and Intangible assets, net	6,681	7,645	—	14,326	5,393	19,719

(1)
Includes interest and similar income and expenses of R$ 42,193, result of financial assets and liabilities at fair value through profit or loss of R$ 26,230 and foreign exchange results and exchange variations in foreign transactions of R$ 927.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (4,630).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

c) Result of
Non-Current
Assets and Main Services and Products by Geographic Region

	12/31/2021			12/31/2020
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	21,390	6,683	28,073	17,095	7,172	24,267

	01/01 to 12/31/2021			01/01 to 12/31/2020			01/01 to 12/31/2019
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to financial operations (1) (2)	107,741	36,773	144,514	102,016	21,595	123,611	117,541	27,767	145,308
Income from insurance and private pension operations before claim and selling expenses	5,332	22	5,354	4,488	—	4,488	4,423	130	4,553
Commissions and Banking Fees	37,635	4,689	42,324	34,533	4,024	38,557	35,283	3,749	39,032

(1)	Includes interest and similar income, result of financial assets and liabilities at fair value through profit or loss and foreign exchange results and exchange variations in foreign transactions.
(2)	ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.